Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 7,482,773	$ 323,832
Prepaid expenses	1,015,474
Deferred offering costs		141,338
Total current assets	8,498,247	465,170
Intangible assets, net	808,604	912,648
Deferred loan costs	50,000
Other Assets	50,000
Total assets	9,356,851	1,377,818
Current liabilities:
Accounts payable	923,239
Accrued expenses	1,685,409	960,848
Accrued license acquisition	250,000	875,000
Accrued interest and amounts due under convertible notes payable	743,840	47,041
Due to officers	4,723,732	4,888,913
Convertible notes payable		1,213,313
Warrant liability	373,599
Total liabilities	8,699,819	7,985,115
Commitments and contingencies
Shareholders' equity (deficit):
Treasury Stock, 2,641,693 ordinary shares, at cost	(2,932,000)
Additional paid in capital	31,659,017	100
Accumulated deficit	(28,069,985)	(6,607,397)
Total shareholders' equity	657,032	(6,607,297)
Total liabilities and shareholders' equity	9,356,851	1,377,818
ADS
Shareholders' equity (deficit):
Ordinary shares, no par value, 12,500,000,000 ordinary shares authorized - 3,354,650,799 and 1,201,460,800 (8,386,627 and 3,003,651 ADSs) ordinary shares issued and outstanding at December 31, 2021 and 2020, respectively	$ 0	$ 0